Share capital and share premium - Ordinary shares issued and fully paid (Details) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 € / shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares		€ 1		€ 1		€ 1
Share capital	$ 283,093		$ 236,800		$ 235,659
Share premium	1,792,181		1,736,469		1,736,469
Total share capital and share premium	$ 2,075,274		$ 1,973,269		$ 1,972,128
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of ordinary shares issued (in shares) | shares	244,925,650		202,277,366		201,232,560
Par value per share (in euros per share) | € / shares		€ 1.00		€ 1		€ 1.00
Share capital	$ 283,093		$ 236,800		$ 235,659
Share premium	1,792,181		1,736,469		1,736,469
Total share capital and share premium	$ 2,075,274		$ 1,973,269		$ 1,972,128